Earnings Per Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Numerator:
Net income (loss)	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Net income (loss) attributable to common stockholders-basic and diluted	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)
Denominator:
Weighted-average shares of common stock-basic and diluted	118,738,357	108,162,741	113,525,537	108,162,741	108,162,741	108,162,741
Net income (loss) per share attributable to common stockholders:	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)
Net income (loss) attributable to common stockholders-basic and diluted	$ (0.44)	$ 0.01	$ (0.51)	$ (0.18)